Business Combination - Reconcile Business Combination Of Financial Position (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Less: cash consideration paid to Old Skillz stockholders	$ (566,204)
Less: transaction costs and advisory fees	(35,822)
Net Business Combination and Private Placement Financing	246,484
Less: accrued transaction costs and advisor fees	(16,058)
Net cash contributions from Business Combination and PIPE Financing	230,426
Corporation
Business Acquisition [Line Items]
Cash	689,979
Private placement financing
Business Acquisition [Line Items]
Cash	$ 158,531